Acquisitions, Divestitures and Exchanges, Cable Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Acquisitions, divestitures and exchanges
Goodwill	$ 5
U.S. Cellular
Acquisitions, divestitures and exchanges
Goodwill	0
TDS Telecom Wireline
Acquisitions, divestitures and exchanges
Goodwill	0
TDS Telecom Cable
Acquisitions, divestitures and exchanges
Purchase price	29	[1]
Goodwill	5	[2]
Intangible assets subject to amortization	1	[3]
Net tangible assets (liabilities)	12
TDS Telecom Cable | Franchise rights
Acquisitions, divestitures and exchanges
Franchise rights	$ 11

[1]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[2]	The entire amount of Goodwill acquired in 2017 was amortizable for income tax purposes.
[3]	In 2017, at the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was 3.6 years for TDS Telecom's cable business.